Staff costs - Santander UK plc (Details) £ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2021 shares € / £ Argentian_peso / € contract numberOfPerson £ / shares	Dec. 31, 2020 shares Argentian_peso / € € / £ numberOfPerson contract £ / shares	Dec. 31, 2019 shares € / £ numberOfPerson contract £ / shares	Dec. 31, 2008 GBP (£) tradingSession
Share-based payment arrangement
Exchange rate | Argentian_peso / €	116.30	103.16
Santander UK | Sharesave plan
Share-based payment arrangement
Number of shares outstanding, beginning of period	21,162	23,373	26,838
Options granted (in shares)	9,414	11,642	9,594
Options exercised	(48)	(860)	(7,978)
Options cancelled (net) or not exercised	(4,592)	(12,993)	(5,081)
Number of share options outstanding, end of period	25,936	21,162	23,373
Options granted (in GBP per share) | £ / shares	£ 2.43	£ 1.65	£ 2.83
Options exercised (in GBP per share) | £ / shares	1.86	2.75	2.83
Options cancelled (net) or not exercised (in GBP per share) | £ / shares	£ 2.95	£ 2.96	£ 3.42
Number of persons | numberOfPerson	4,142	5,012	5,606
Exchange rate | € / £	1.1904	1.1168	1.1754
Minimum number of accounts/contracts per employee | contract	1	1	1
Percentage employees may reduce the average purchase and sale prices of shares under the Sharesave Scheme				20.00%
Number of trading sessions | tradingSession				3
Santander UK | Sharesave plan | Minimum
Share-based payment arrangement
Employee contributions deducted from their net monthly pay | £				£ 5
Period of time the employee contributions are deducted from their net monthly pay for the voluntary Sharesave Scheme				3 years
Period for approval of the Sharesave Scheme by UK tax authorities				21 days
Santander UK | Sharesave plan | Maximum
Share-based payment arrangement
Employee contributions deducted from their net monthly pay | £				£ 500
Period of time the employee contributions are deducted from their net monthly pay for the voluntary Sharesave Scheme				5 years
Period for approval of the Sharesave Scheme by UK tax authorities				41 days